Note 11 - Other Assets	12 Months Ended
Sep. 30, 2013
Disclosure Text Block Supplement [Abstract]
Other Assets Disclosure [Text Block]

NOTE 11. OTHER ASSETS

Other assets as of September 30, 2013 and 2012 respectively, consist of the following:

	September 30,
	2013	2012
Prepaid expenses	$764,000	$520,000
Deposits	493,000	299,000
Investments in unaffiliated entity	-	162,000
Total	$1,257,000	$981,000